INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	June 30,
	2025	2024
Raw materials	$13,471,000	$12,850,000
Work in process	513,000	474,000
Finished goods	3,247,000	3,653,000
	$17,231,000	$16,977,000